Income Taxes - Schedule of Deferred Tax Income and Social Contribution (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		$ 8,964
Statement of income		3,841
Exchange variation
Other Adjustments	[1]
Balance at December 31, 2025		12,805		$ 8,964
Tax Loss and Negative Social Contribution Base [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		679,274		840,172		$ 649,164
Statement of income		148,090		(23,641)		161,447
Exchange variation		47,942		(136,885)		29,561
Other Adjustments	[1]	(191,303)		(372)
Balance at December 31, 2025		684,003		679,274		840,172
Expected credit losses on trade accounts receivable [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		42,305		38,086		31,572
Statement of income		(5,458)		8,701		4,768
Exchange variation		3,251		(4,483)		1,746
Other Adjustments	[1]			1
Balance at December 31, 2025		40,098		42,305		38,086
Provisions for contingencies [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		94,488		125,393		137,347
Statement of income		(21,943)		(8,595)		(19,555)
Exchange variation		8,706		(22,310)		7,601
Other Adjustments	[1]
Balance at December 31, 2025		81,251		94,488		125,393
Fair Value Adjustment [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(105,837)		(70,257)		(79,680)
Statement of income		(58,238)				15,130
Exchange variation		(7,039)				(5,707)
Other Adjustments	[1]
Balance at December 31, 2025		(171,114)		(105,837)		(70,257)
Inventory valuation [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(83,507)		(148,818)		(54,902)
Statement of income		22,931		66,559		(100,031)
Exchange variation		7,555		(1,248)		6,115
Other Adjustments	[1]
Balance at December 31, 2025		(53,021)		(83,507)		(148,818)
Hedge operations [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025	[2]	45,960	[1]	(25,365)	[1]	8,209
Statement of income		(9,037)	[2]	69,993	[1]	(32,848)	[2]
Exchange variation		5,223	[2]	1,597	[1]	(138)	[2]
Other Adjustments	[1]	(441)	[2]	(265)		(588)	[2]
Balance at December 31, 2025	[2]	41,705		45,960	[1]	(25,365)	[1]
Tax Credits - Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		8,797
Statement of income		(4,657)
Exchange variation		(78)
Other Adjustments	[1]
Balance at December 31, 2025		4,062		8,797
Provision for Work Accident Insurance - Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		3,208		7,927		6,139
Statement of income		1,043				1,806
Exchange variation		(27)				(18)
Other Adjustments	[1]	(1,773)
Balance at December 31, 2025		2,451		3,208		7,927
Trade accounts payable accrual [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		249,854		230,959		241,040
Statement of income		17,919		22,747		(13,775)
Exchange variation		5,278		(3,891)		3,694
Other Adjustments	[1]			39
Balance at December 31, 2025		273,051		249,854		230,959
Non-deductible interest portion - U.S. Tax Reform [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		279,571
Statement of income		40,627
Exchange variation		2
Other Adjustments	[1]
Balance at December 31, 2025		320,200		279,571
Right of use assets [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		25,966
Statement of income		3,235
Exchange variation		2,366
Other Adjustments	[1]
Balance at December 31, 2025		31,567		25,966
Other temporary differences [member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		52,896		68,889
Statement of income		29,219		(2,555)
Exchange variation		(24,901)		(11,406)
Other Adjustments	[1]	73		(2,032)
Balance at December 31, 2025		57,287		52,896		68,889
Goodwill amortization [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(727,377)		(851,839)		(785,958)
Statement of income		(41,503)		(41,842)		(11,297)
Exchange variation		(78,223)		166,304		(54,584)
Other Adjustments	[1]
Balance at December 31, 2025		(847,103)		(727,377)		(851,839)
Business Combinations [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(465,917)		(444,250)		(441,428)
Statement of income		(19,926)		(26,269)		(185)
Exchange variation		(4,627)		4,602		(2,637)
Other Adjustments	[1]	(912)
Balance at December 31, 2025		(491,382)		(465,917)		(444,250)
Realization of other reserves [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(88,113)		(115,640)		(110,379)
Statement of income		2,588		2,435		3,246
Exchange variation		(11,010)		25,092		(8,507)
Other Adjustments	[1]
Balance at December 31, 2025		(96,535)		(88,113)		(115,640)
Cut Off Adjustments (sales) [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		15,277		618
Statement of income		(417)		15,678
Exchange variation		2,031		(1,019)
Other Adjustments	[1]
Balance at December 31, 2025		16,891		15,277		618
Accelerated depreciation and amortization [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(479,922)		(514,286)		(586,839)
Statement of income		(48,580)		31,273		74,790
Exchange variation				3,091		(2,237)
Other Adjustments	[1]
Balance at December 31, 2025		(528,502)		(479,922)		(514,286)
Deferred taxes, net [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(444,113)		(585,396)		(757,192)
Statement of income		59,734		130,982		203,372
Exchange variation		(43,551)		13,040		(34,818)
Other Adjustments	[1]	(194,356)		(2,739)		3,242
Balance at December 31, 2025		(622,286)		(444,113)		(585,396)
Present value adjustment - Trade accounts payable [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		(105,837)		(70,257)
Statement of income				(30,997)
Exchange variation				(4,583)
Other Adjustments	[1]
Balance at December 31, 2025				(105,837)		(70,257)
Tax Credits - Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		8,797		23,684		13,196
Statement of income				(14,851)		10,438
Exchange variation				(36)		21
Other Adjustments	[1]					29
Balance at December 31, 2025				8,797		23,684
Provision for Customer Returns - Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		8,964		7,927
Statement of income				1,163
Exchange variation				(126)
Other Adjustments	[1]
Balance at December 31, 2025				8,964		7,927
Pension Plan - Foreign Subsidiaries [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		3,208		11,956		10,485
Statement of income				(7,497)		3,755
Exchange variation				(1,104)		(59)
Other Adjustments	[1]			(147)		(2,225)
Balance at December 31, 2025				3,208		11,956
Non-Deductible Interest Portion - U.S. Tax Reform [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		279,571		211,958		76,563
Statement of income				64,576		135,106
Exchange variation				3,037		289
Other Adjustments	[1]
Balance at December 31, 2025				279,571		211,958
Right of use assets [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025		$ 25,966		25,417		22,583
Statement of income				4,104		2,163
Exchange variation				(3,592)		671
Other Adjustments	[1]			37
Balance at December 31, 2025				25,966		25,417
Other Active Temporary Differences [Member]
Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance at January 1, 2025				$ 69,507		105,696
Statement of income						(31,586)
Exchange variation						(10,629)
Other Adjustments	[1]					6,026
Balance at December 31, 2025						$ 69,507

[1]	For the year ended December 31, 2025, mainly refers to the transfer of tax loss carryforwards and negative Social Contribution on Net Profit bases from the indirect subsidiary Seara Alimentos and its indirect subsidiaries to JBS S.A. These tax losses were used to settle a tax assessment related to the taxation of profits earned abroad for the 2016 calendar year, which was upheld in a final decision by the Administrative Council of Tax Appeals through a casting vote. This enabled full settlement with reductions in fines and interest by using the accumulated tax loss carryforwards. The adjustment also includes deferred taxes related to the gain on the purchase of Agro Alfa and Via Rovigo, as well as cash flow hedge operations recognized in other comprehensive income by the subsidiary Seara Alimentos, and the pension plan in the United States of America.
[2]	The hedge and hedge accounting operations are demonstrated in footnote 27 - Risk management and financial instruments.